Investments (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments, beginning	R$ (30)	R$ 565
Share of profit (loss) of associates - continuing operation	768	(205)
Dividends and interest on own capital - continuing operation	(20)	(42)
Share of other comprehensive income	102	(26)
Capital increase	39	55
Other		(1)
Assets held for sale or distribution (Note 1.2)		(376)
Share of profit (loss) of associates discontinuing operation	(69)
Write-off Cnova	91
Deconsolidation Exito(Note 1.2)	(17)
Investments, ending	864	(30)
Bellamar [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	833	789
Share of profit (loss) of associates - continuing operation	51	44
Dividends and interest on own capital - continuing operation	(20)
Share of other comprehensive income
Capital increase
Other
Assets held for sale or distribution (Note 1.2)
Share of profit (loss) of associates discontinuing operation
Write-off Cnova
Deconsolidation Exito(Note 1.2)
Investments, ending	864	833
Tuya [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		439
Share of profit (loss) of associates - continuing operation
Dividends and interest on own capital - continuing operation		(44)
Share of other comprehensive income	44	(95)
Capital increase	39	54
Other
Assets held for sale or distribution (Note 1.2)		(354)
Share of profit (loss) of associates discontinuing operation	(71)
Write-off Cnova
Deconsolidation Exito(Note 1.2)	(12)
Investments, ending
Cnova N V [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	(863)	(678)
Share of profit (loss) of associates - continuing operation	717	(249)
Dividends and interest on own capital - continuing operation
Share of other comprehensive income	56	72
Capital increase
Other
Assets held for sale or distribution (Note 1.2)		(8)
Share of profit (loss) of associates discontinuing operation
Write-off Cnova	91
Deconsolidation Exito(Note 1.2)	(1)
Investments, ending		(863)
Other [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		15
Share of profit (loss) of associates - continuing operation
Dividends and interest on own capital - continuing operation		2
Share of other comprehensive income	2	(3)
Capital increase		1
Other		(1)
Assets held for sale or distribution (Note 1.2)		(14)
Share of profit (loss) of associates discontinuing operation	2
Write-off Cnova
Deconsolidation Exito(Note 1.2)	(4)
Investments, ending